INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
11.	INCOME TAXES

The Company's components of income before provision for income taxes are as follows:

	Years Ended December 31,
	2009	2010	2011
Domestic	(4,525)	4,474	4,655
Foreign	-	-	(1,134)
	(4,525)	4,474	3,521

The components of the provision for income taxes are as follows:

	As of December 31,
(in thousand)	2009	2010	2011
Current
Domestic	€-	€317	€677
Foreign	-	80	134
Total Current Provision	€-	€397	€811

Deferred
Domestic	€-	€-	€-
Foreign	-	-	-
Total Deferred Provision	€0,00	€0,00	€0,00

Total Tax Provision	€-	€397	€811

Reconciliation of income tax computed at the Italian statutory tax rate to the Company’s tax expense/(benefit) for the years ended December 31, 2009, 2010 and 2011 is as follows:

	For the Year Ended December 31,
	2009		2010		2011
	Tax	Rate %	Tax	Rate %	Tax	Rate %
(Loss)/Profit Before Tax at statutory rate	(1,244)	27.5	1,230	27.5	968	27.5
Movement in valuation allowance	(133)	2.9	(2,782)	(62.2)	(1,252)	(35.6)
Expired NOLs	860	(19.0)	673	15.1	-	-
Other	190	(4.2)	367	8.2	-	-
Italian Regional tax - IRAP	-	-	317	7.1	380	10.8
Swiss minimum tax	-	-	81	1.8	134	3.8
Stock options	381	(8.4)	420	9.4	458	13.0
Permanent differences from Tax Calculation	(55)	1.2	91	2.0	123	3.5
Total	-	-	397	8.9	811	23.0

Significant components of deferred tax assets are as follows:

(in thousand)	2010	2011
Deferred tax assets:
Net operating losses	€14,991	€13, 973
Capitalization of R&D costs	6,412	6,363
Property, plant and equipment	360	380
Write down of intangible assets	1,278	1,181
Allowance on doubtful account	7	162
Inventory write-off	347	277
Other	224	31
Total deferred tax assets	€23,619	€22,367

Deferred tax liabilities:
Total deferred tax liabilities	-	-
Net deferred tax assets	23,619	22,367
Valuation Allowance	(23,619)	(22,367)
Net deferred taxes	-	€-

As of December 31, 2011, the gross net operating losses (NOLs) amount to approximately €51,320. Under the Italian tax law, NOLs cannot be carried back. Under a newly enacted tax rule issued in 2011, tax losses can be carried forward indefinitely, however such tax losses can only be used to offset 80% of taxable income. The deferred tax asset related to NOLs also includes NOLs generated by Gentium Gmbh (€1,100). According to the Swiss tax law, these NOLs can be carried forward for seven years and will begin to expire in 2019.

The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, and has determined that it is not more likely than not the Company will realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been recognized on the Company’s deferred tax assets. The Company's valuation allowance decreased by €1,252 for the year ended December 31, 2011 and decreased by €2,782 for the year ended December 31, 2010.

The Company’s only foreign subsidiary, Gentium Gmbh, was incorporated during 2011. At the end of the year this entity has generated a loss and accordingly, there are no unremitted earnings for the periods presented. Therefore, the Company has not recognized any deferred tax liabilities for unremitted earnings.

As of December 31, 2011, according to ASC740-10-50 (formerly FIN 48), the Company has no uncertain tax positions and has no accrued interest or penalties related to such uncertain tax positions. Also in the previous year the Company had no uncertain tax positions. No changes in the Company’s uncertain tax positions are expected in the next 12 months.

Fiscal years from 2007 to 2011 are still subject to income tax assessment.